Schedule of Investments(a)
March 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.56%
Aerospace & Defense–3.04%
BWX Technologies, Inc.	137,804	$6,712,433
Cubic Corp.	157,873	6,521,734
Curtiss-Wright Corp.	70,562	6,520,634
		19,754,801
Alternative Carriers–1.89%
Iridium Communications, Inc.(b)	550,238	12,286,814
Apparel Retail–1.31%
American Eagle Outfitters, Inc.	475,797	3,782,586
Boot Barn Holdings, Inc.(b)	240,861	3,114,333
Children’s Place, Inc. (The)(b)	81,003	1,584,419
		8,481,338
Application Software–5.59%
Avalara, Inc.(b)	141,771	10,576,117
Manhattan Associates, Inc.(b)	128,418	6,397,785
Nuance Communications, Inc.(b)	405,658	6,806,941
Paylocity Holding Corp.(b)	71,157	6,284,586
Q2 Holdings, Inc.(b)	106,356	6,281,385
		36,346,814
Asset Management & Custody Banks–0.48%
Blucora, Inc.(b)	258,161	3,110,840
Auto Parts & Equipment–0.84%
Visteon Corp.(b)	113,236	5,433,063
Biotechnology–1.48%
Neurocrine Biosciences, Inc.(b)	110,912	9,599,434
Building Products–2.30%
Masonite International Corp.(b)	105,806	5,020,494
Owens Corning	149,117	5,787,231
Trex Co., Inc.(b)	51,771	4,148,928
		14,956,653
Casinos & Gaming–0.69%
Penn National Gaming, Inc.(b)	355,194	4,493,204
Communications Equipment–3.04%
Ciena Corp.(b)	224,529	8,938,499
Lumentum Holdings, Inc.(b)	146,687	10,810,832
		19,749,331
Construction & Engineering–1.83%
Dycom Industries, Inc.(b)	233,151	5,980,323
Primoris Services Corp.	370,599	5,892,524
		11,872,847
Construction Materials–2.22%
Eagle Materials, Inc.	109,988	6,425,499
Shares		Value
Construction Materials–(continued)
Summit Materials, Inc., Class A(b)	534,458	$8,016,870
		14,442,369
Data Processing & Outsourced Services–0.94%
Jack Henry & Associates, Inc.	39,216	6,087,892
Diversified Support Services–1.13%
Mobile Mini, Inc.	279,702	7,336,583
Education Services–1.28%
Strategic Education, Inc.	59,501	8,315,860
Electric Utilities–0.94%
IDACORP, Inc.	69,427	6,094,996
Electrical Components & Equipment–1.14%
EnerSys	149,141	7,385,462
Electronic Equipment & Instruments–2.15%
Badger Meter, Inc.	145,337	7,790,063
Coherent, Inc.(b)	58,185	6,191,466
		13,981,529
Environmental & Facilities Services–2.20%
BrightView Holdings, Inc.(b)	566,032	6,260,314
Casella Waste Systems, Inc., Class A(b)	205,660	8,033,079
		14,293,393
Fertilizers & Agricultural Chemicals–1.12%
Scotts Miracle-Gro Co. (The)	71,210	7,291,904
Financial Exchanges & Data–1.37%
TMX Group Ltd. (Canada)	119,829	8,920,972
Food Retail–1.03%
Sprouts Farmers Market, Inc.(b)	360,987	6,710,748
Footwear–1.91%
Crocs, Inc.(b)	364,253	6,188,659
Wolverine World Wide, Inc.	410,462	6,239,022
		12,427,681
Health Care Equipment–3.30%
Hill-Rom Holdings, Inc.	96,098	9,667,459
STERIS PLC	63,787	8,928,266
Wright Medical Group N.V.(b)	98,397	2,819,074
		21,414,799
Health Care Facilities–2.18%
Acadia Healthcare Co., Inc.(b)	259,198	4,756,283
Encompass Health Corp.	147,346	9,434,565
		14,190,848

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Shares		Value
Health Care REITs–1.20%
Healthcare Trust of America, Inc., Class A	322,414	$7,828,212
Health Care Supplies–2.10%
ICU Medical, Inc.(b)	40,449	8,161,395
Lantheus Holdings, Inc.(b)	428,253	5,464,508
		13,625,903
Homebuilding–1.03%
Taylor Morrison Home Corp., Class A(b)	608,763	6,696,393
Hotel & Resort REITs–1.03%
Ryman Hospitality Properties, Inc.	185,804	6,661,073
Hotels, Resorts & Cruise Lines–0.64%
Wyndham Destinations, Inc.	190,171	4,126,711
Industrial Machinery–3.42%
Albany International Corp.	109,996	5,206,111
Altra Industrial Motion Corp.	337,450	5,902,000
Gates Industrial Corp. PLC(b)	715,289	5,278,833
SPX Corp.(b)	178,554	5,828,003
		22,214,947
Industrial REITs–2.24%
EastGroup Properties, Inc.	73,292	7,657,548
STAG Industrial, Inc.	305,575	6,881,549
		14,539,097
Investment Banking & Brokerage–2.22%
LPL Financial Holdings, Inc.	134,603	7,326,441
Piper Sandler Cos.	140,915	7,126,072
		14,452,513
Life & Health Insurance–1.04%
Primerica, Inc.	76,322	6,752,971
Life Sciences Tools & Services–1.62%
NeoGenomics, Inc.(b)	380,309	10,500,331
Managed Health Care–0.57%
HealthEquity, Inc.(b)	73,001	3,693,121
Multi-line Insurance–1.17%
Assurant, Inc.	72,934	7,591,700
Office REITs–0.34%
Highwoods Properties, Inc.	61,778	2,188,177
Oil & Gas Exploration & Production–1.21%
Diamondback Energy, Inc.	155,868	4,083,742
Parsley Energy, Inc., Class A	653,743	3,745,947
		7,829,689
Packaged Foods & Meats–0.92%
Calavo Growers, Inc.	104,062	6,003,337
Paper Packaging–0.95%
Graphic Packaging Holding Co.	507,078	6,186,352
Shares		Value
Pharmaceuticals–1.48%
Horizon Therapeutics PLC(b)	325,635	$9,645,309
Property & Casualty Insurance–1.75%
Hanover Insurance Group, Inc. (The)	63,011	5,707,537
Selective Insurance Group, Inc.	113,419	5,636,924
		11,344,461
Real Estate Services–1.32%
FirstService Corp. (Canada)	111,404	8,590,608
Regional Banks–7.91%
CenterState Bank Corp.	365,125	6,291,104
Columbia Banking System, Inc.	275,031	7,370,831
Community Bank System, Inc.	138,591	8,149,151
Glacier Bancorp, Inc.	213,149	7,248,131
Pacific Premier Bancorp, Inc.	284,396	5,358,020
Pinnacle Financial Partners, Inc.	151,859	5,700,787
Webster Financial Corp.	218,120	4,994,948
Western Alliance Bancorporation	204,516	6,260,235
		51,373,207
Restaurants–1.90%
Papa John’s International, Inc.	116,129	6,197,805
Wendy’s Co. (The)	411,467	6,122,629
		12,320,434
Semiconductor Equipment–2.29%
Brooks Automation, Inc.	207,714	6,335,277
Entegris, Inc.	190,970	8,549,727
		14,885,004
Semiconductors–3.57%
Lattice Semiconductor Corp.(b)	475,409	8,471,788
Power Integrations, Inc.	83,260	7,354,356
Semtech Corp.(b)	195,873	7,345,238
		23,171,382
Specialized Consumer Services–0.97%
ServiceMaster Global Holdings, Inc.(b)	233,622	6,307,794
Specialized REITs–1.15%
CyrusOne, Inc.	121,408	7,496,944
Systems Software–1.06%
Rapid7, Inc.(b)	158,580	6,871,271
Thrifts & Mortgage Finance–1.48%
Essent Group Ltd.	191,963	5,056,305
Radian Group, Inc.	351,906	4,557,183
		9,613,488
Tires & Rubber–0.67%
Cooper Tire & Rubber Co.	266,481	4,343,640
Trading Companies & Distributors–1.58%
Applied Industrial Technologies, Inc.	97,630	4,463,643
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Shares		Value
Trading Companies & Distributors–(continued)
Univar Solutions, Inc.(b)	542,561	$5,816,254
		10,279,897
Trucking–2.52%
Knight-Swift Transportation Holdings, Inc.	261,374	8,573,067
Old Dominion Freight Line, Inc.	59,463	7,805,114
		16,378,181
Water Utilities–0.81%
California Water Service Group	105,074	5,287,324
Total Common Stocks & Other Equity Interests (Cost $721,624,850)		633,779,646
Shares		Value
Money Market Funds–2.80%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(c)	6,264,242	$6,264,242
Invesco Liquid Assets Portfolio, Institutional Class, 1.07%(c)	4,780,032	4,778,120
Invesco Treasury Portfolio, Institutional Class, 0.30%(c)	7,159,134	7,159,134
Total Money Market Funds (Cost $18,200,156)		18,201,496
TOTAL INVESTMENTS IN SECURITIES–100.36% (Cost $739,825,006)		651,981,142
OTHER ASSETS LESS LIABILITIES—(0.36)%		(2,313,743)
NET ASSETS–100.00%		$649,667,399
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of March 31, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco Small Cap Equity Fund